SCHEDULE OF RESEARCH EXPENSES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Employee benefits expenses (Note 19)		$ 737,524	$ 642,533	$ 500,038
Depreciation of property, plant and equipment (Note 7)		212,322	272,886	270,421
Amortization of intangible assets (Note 8)		642	4,209	10,700
Clinical trial expenses		382,014	33,845
Consumables expenses		345,706	455,267	310,938
Royalty expenses		11,365	30,382	9,592
Professional fees		35,040	20,779	317,613
Electricity expenses		69,323	62,515	64,968
Others		115,583	67,277	38,495
Total	$ 1,397,686	$ 1,909,519	$ 1,589,693	$ 1,522,765